Income Tax - Disclosure of Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Abstract]
Net income (loss) before tax	€ (7,570)	€ (58,103)	€ (52,809)
Statutory tax rate	25.00%	25.00%	26.50%
Income tax benefit / (expense) calculated at statutory tax rate	€ 1,892	€ 14,526	€ 13,994
Differences in tax rates	0	0	62
Research tax credit	2,457	1,971	3,091
Provision for defined benefit obligations	27	106	39
Share-based compensation	(1,064)	(1,062)	(694)
Revenue from collaboration agreements	1,095	2,210	(3,313)
Non-recognition of deferred tax assets related to tax losses and temporary differences	(4,501)	(18,290)	(14,433)
Carry-back	0	0	0
Impact linked to intra-group merger operations	0	0	0
Impact linked to the exercise of a real estate leasing option	0	0	0
Others differences	94	539	1,254
Income tax benefit / (expense)	€ 0	€ 0	€ 0
Effective tax rate	0.00%	0.00%	0.00%
Deferred tax income / (loss)	€ 0	€ 0	€ 0
Income tax benefit / (expense)	€ 0	€ 0	€ 0	[1]

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.